Grant F. Adamson Chief Governance Officer Telecopier: (512) 434-3750 e-mail: GrantAdamson@templeinland.com
August 10, 2007
VIA EDGAR SUBMISSION
AND OVERNIGHT DELIVERY
Ms. Karen Garnett
Mr. Todd Schiffman
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forestar Real Estate Group LLC — Registration Statement on Form 10 Guaranty Financial Group Inc. — Registration Statement on Form 10
Dear Ms. Garnett and Mr. Schiffman:
     On behalf of Forestar Real Estate Group LLC (“Forestar”) and Guaranty Financial Group Inc. (“Guaranty”), submitted herewith for filing with the Securities and Exchange Commission is a registration statement on Form 10 for each of Forestar and Guaranty. Forestar and Guaranty are filing the registration statements in connection with their separate spin-offs from Temple-Inland Inc. (“Temple-Inland”), which are scheduled to occur at the end of 2007.
     The spin-offs are part of an overall transformation plan preliminarily approved by the board of directors of Temple-Inland on February 25, 2007. The spin-offs will occur through a pro rata dividend to Temple-Inland stockholders of all of the shares of common stock of Forestar, which will hold all of the assets and liabilities of the real estate business of Temple-Inland, and Guaranty, which will hold all of the assets and liabilities of the financial services business of Temple-Inland. After completion of the spin-offs, Forestar and Guaranty will be independent, publicly-traded companies.
     Temple-Inland intends to rely on the guidance provided by the staff of the SEC in Staff Legal Bulletin No. 4 (CF) (“SLB No. 4”) in connection with the spin-offs. Accordingly, attached as Exhibit 99.1 to each registration statement is an information statement that Temple-Inland intends to distribute to its stockholders. Consistent with the guidance in SLB No. 4, each information statement substantially complies with Regulation 14A and Regulation 14C of the Exchange Act and contains information about Forestar and Guaranty, as the case may be, and about the spin-offs. Temple-
1300 South MoPac Expressway Austin, Texas 78746 Tel 512.434.3745

Division of Corporation Finance
Securities and Exchange Commission
August 10, 2007

Inland stockholders are not being asked to approve the spin-offs, and they are not being asked to provide any consideration for the common stock of Forestar or Guaranty.
     In connection with the spin-offs, Forestar and Guaranty expect to enter into several separation-related agreements with Temple-Inland. The parties are currently negotiating these agreements, and forms of these agreements will be filed in a subsequent amendment to each of the registration statements.
     We acknowledge that after the spin-offs Forestar and Guaranty will be assigned to different industry groups within the Division of Corporation Finance. We would like to point out, however, that there is substantial overlap in the disclosure in the Forms 10, and we believe a single review team might help to increase efficiencies for the staff and Temple-Inland during the comment process. Accordingly, we respectfully request that the staff consider assigning review of these Forms 10 to a single review team. Additionally, we request that any questions, comments, or correspondence you have during your review be directed to me.
     We hope to have the registration statements declared effective as soon as possible. Should you have any questions or concerns, please do not hesitate to contact me at (512) 434-3745.
Very truly yours,
/s/ Grant F. Adamson
Grant F. Adamson

Cc:	David M. Grimm, Esq. Forestar Real Estate Group LLC Scott A. Almy, Esq. Guaranty Financial Group Inc. Stephen W. Hamilton, Esq. Skadden, Arps, Slate, Meagher & Flom LLP